Fees Summary	Jun. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 323,600,000.00
Previously Paid Amount	0.00
Total Fee Amount	44,689.16
Total Offset Amount	0.00
Net Fee	$ 44,689.16